Description of Business and Segmented Disclosures - Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Right of Use Assets Goodwill and Total Assets (Detail) - CAD ($)
$ in Millions
	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 800		$ 785
PP&E	28,325	$ 28,695	28,698
ROU Assets	956		893
Goodwill	2,272		2,272
Total Assets	35,359		35,174
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	653		639
PP&E	21,364		21,646
ROU Assets	353
Goodwill	2,272		2,272
Total Assets	26,088		25,373
Deep Basin [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	147		146
PP&E	2,528		2,482
ROU Assets	1
Total Assets	2,779		2,742
Conventional [Member]
Disclosure Of Reportable Segments [Line Items]
Total Assets			14
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	4,120		4,284
ROU Assets	94
Total Assets	5,495		5,621
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	313		286
ROU Assets	508
Total Assets	$ 997		$ 1,424